Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2020
Electronic Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Electronic Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvement
Property Plant And Equipment [Line Items]
Estimated useful life	Shorter of the lease term or estimated economic life
Software | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Software | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years